INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Balance Beginning			$ 11,903,000	$ 16,382,000	$ 16,382,000	$ 18,196,000
Additions			710,000		2,192,000	1,770,000
Impairments					(2,092,000)
Amortization			(3,010,000)		(4,579,000)	(3,584,000)
Balance Ending	$ 9,603,000		9,603,000		11,903,000	16,382,000
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost			12,378,000	12,378,000	12,378,000	12,275,000
Balance Beginning, A.A.			(7,622,000)	(6,957,000)	(6,957,000)	(6,293,000)
Additions			0		0	103,000
Impairments					0
Amortization	(200,000)	$ (200,000)	(498,000)	(500,000)	(665,000)	(664,000)
Balance Ending, Cost	12,378,000		12,378,000		12,378,000	12,378,000
Balance Ending, A.A.	(8,120,000)		(8,120,000)		(7,622,000)	(6,957,000)
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Additions			350,000
Amortization			(26,000)
Balance Ending, Cost	350,000		350,000
Balance Ending, A.A.	(26,000)		(26,000)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Additions			360,000
Amortization			(25,000)
Balance Ending, Cost	360,000		360,000
Balance Ending, A.A.	(25,000)		(25,000)
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost			18,647,000	16,455,000	16,455,000	14,788,000
Balance Beginning, A.A.			(11,500,000)	(5,494,000)	(5,494,000)	(2,574,000)
Additions			0		2,192,000	1,667,000
Impairments					(2,092,000)
Amortization	(700,000)	$ (800,000)	(2,461,000)	$ (2,200,000)	(3,914,000)	(2,920,000)
Balance Ending, Cost	18,647,000		18,647,000		18,647,000	16,455,000
Balance Ending, A.A.	$ (13,961,000)		$ (13,961,000)		$ (11,500,000)	$ (5,494,000)